Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 9. Stock-Based Compensation
At March 31, 2021, the Company had a total of 8,481,554 shares available for grants as restricted stock, options, or other forms of related rights. The Company granted 3,029,949 shares of restricted stock, with an average fair value of $11.15 per share on the date of grant, during the three months ended March 31, 2021. During the three months ended March 31, 2020, the Company granted 2,387,645 shares of restricted stock, with an average fair value of $11.64 per share.
The shares of restricted stock that were granted during the three months ended March 31, 2021 and 2020, vest over a one
or five year period. Compensation and benefits expense related to the restricted stock grants is recognized on a straight-line basis over the vesting period and totaled $8.0 million and $7.8 million, respectively, for the three months ended March 31, 2021 and 2020.
The following table provides a summary of activity with regard to restricted stock awards in the three months ended March 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	6,228,048	$12.43
Granted	3,029,949	11.15
Vested	(1,918,654)	13.21
Canceled	(59,260)	11.65

Unvested at end of period	7,280,083	11.70

As of March 31, 2021, unrecognized compensation cost relating to unvested restricted stock totaled $77.6 million. This amount will be recognized over a remaining weighted average period of 3.6 years.
The following table provides a summary of activity with regard to Performance-Based Restricted Stock Units (“PSUs”) in the three months ended March 31, 2021:

	Number of Shares	Performance Period	Expected Vesting Date
Outstanding at beginning of year	477,872
Granted	307,479	January 1, 2021 - December 31, 2023	March 31, 2024

Outstanding at end of period	785,351

PSUs are subject to adjustment or forfeiture, based upon the achievement by the Company of certain performance standards. Compensation and benefits expense related to PSUs is recognized using the fair value as of the date the units were approved, on a straight-line basis over the vesting period and totaled $586,000 and $407,000 for the three months ended March 31, 2021 and March 31, 2020, respectively. As of March 31, 2021, unrecognized compensation cost relating to unvested restricted stock totaled $6.3 million. This amount will be recognized over a remaining weighted average period of 2.1 years. As of March 31, 2021, the Company believes it is probable that the performance conditions will be met.
The Company matches a portion of employee 401(k) plan contributions. Such expense totaled $1.7 million and $1.6 million for the three months ended March 31, 2021 and 2020, respectively.

NOTE 15: STOCK-RELATED BENEFIT PLANS
New York Community Bank Employee Stock Ownership Plan
All full-time employees who have attained 21 years of age and have completed twelve consecutive months of credited service are eligible to participate in the ESOP, with benefits vesting on a six-year
basis, starting with 20% in the second year of employment and continuing in 20% increments in each successive year. Benefits are payable upon death, retirement, disability, or separation from service, and may be paid in stock. However, in the event of a change in control, as defined in the ESOP, any unvested portion of benefits shall vest immediately.
In 2020, 2019, and 2018, the Company allocated 405,167, 349,356, and 529,531 shares, respectively, to participants in the ESOP. For the years ended December 31, 2020, 2019, and 2018, the Company recorded ESOP-related compensation expense of $4.3 million, $4.2 million, and $5.0 million, respectively.
Supplemental Executive Retirement Plan
The Bank has established a Supplemental Executive Retirement Plan (“SERP”), which provided additional unfunded, non-qualified
benefits to certain participants in the ESOP in the form of Company common stock. The SERP was frozen in 1999. Trust-held assets, consisting entirely of Company common stock, amounted to 2,191,915 and 2,046,449 shares, respectively, at December 31, 2020 and 2019, including shares purchased through dividend reinvestment. The cost of these shares is reflected as a reduction of paid-in
capital in excess of par in the Consolidated Statements of Condition.
Stock Based Compensation
At December 31, 2020, the Company had a total of 11,913,461 shares available for grants as restricted stock, options, or other forms of related rights under the 2020 Incentive Plan, which was approved by the Company’s shareholders at its Annual Meeting on June 3, 2020. The Company granted 2,421,345 shares of restricted stock, with an average fair value of $11.61 per share on the date of grant, during the twelve months ended December 31, 2020.

During 2019 and 2018, the Company granted 2,031,198 shares and 2,543,023 shares, respectively, of restricted stock, which had average fair values of $10.45 and $13.50 per share on the respective grant dates. The shares of restricted stock that were granted during the years ended December 31, 2020, 2019, and 2018 vest over a period of five years. Compensation and benefits expense related to the restricted stock grants is recognized on a straight-line basis over the vesting period and totaled $28.4 million, $30.9 million, and $36.3 million, respectively, for the years ended December 31, 2020, 2019, and 2018.
The following table provides a summary of activity with regard to restricted stock awards in the year ended December 31, 2020:

	For the Year Ended December 31, 2020
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	6,516,101	$13.31
Granted	2,421,345	11.61
Vested	(2,180,891)	14.06
Canceled	(528,507)	12.88

Unvested at end of year	6,228,048	12.43

As of December 31, 2020, unrecognized compensation cost relating to unvested restricted stock totaled $52.5 million. This amount will be recognized over a remaining weighted average period of 2.8 years.
In addition, the Company has granted a total of 477,872 Performance-Based Restricted Stock Units (“PSUs”). Included in this total are 446,181 shares granted during the twelve months ended December 31, 2020, which have a performance period of January 1, 2020 to December 31, 2022 and vest on April 1, 2023, subject to adjustment or forfeiture, based upon the achievement by the Company of certain performance standards. During the twelve months ended December 31, 2020, 386,983 shares were forfeited. The Company granted 418,674 PSUs during 2019, which have a performance period of January 1, 2019 to December 31, 2021 and vest on April 1, 2022, subject to adjustment or forfeiture, based upon the achievement by the Company of certain performance standards. Compensation and benefits expense related to PSUs is recognized using the fair value as of the date the units were approved, on a straight-line basis over the vesting period and totaled $1.0 million and $1.1 million for the twelve months ended December 31, 2020 and 2019, respectively. As of December 31, 2020, unrecognized compensation cost relating to unvested PSUs totaled $3.1 million. This amount will be recognized over a remaining weighted average period of 1.8 years. As of December 31, 2020, the Company believes it is probable that the performance conditions will be met.